Business combinations	12 Months Ended
Oct. 31, 2023
Business combinations
Business combinations
5.	Business combinations

In accordance with IFRS 3, Business Combinations, these transactions meet the definition of a business combination and, accordingly, the assets acquired, and the liabilities assumed have been recorded at their respective estimated fair values as of the acquisition date.

A.	Jimmy’s Cannabis acquisition

Total consideration	$
Common shares	4,932
Working Capital Adjustment	352
5,284
Purchase price allocation
Cash	622
Inventory	308
Prepaid expenses	11
Property, plant and equipment	111
Right of use asset	129
Intangible assets - business license rights	1,487
Goodwill	3,416
Accounts payable and accrued liabilities	(318)
Lease liabilities	(130)
Income tax payables	(110)
Deferred tax liability	(242)
5,284

On December 29, 2022, the Company closed the acquisition of 100% of the equity interest of 1171882 B.C. Ltd., operating as Jimmy’s Cannabis Shop BC (“Jimmy’s”) which operates two retail cannabis stores in British Columbia. Pursuant to the terms of the Arrangement, the consideration was comprised of 2,595,533 common shares of the Company having an aggregate value of (i) $4,932 in shares and (ii) working capital adjustment of $352.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. The purchase price was allocated based on the Company’s estimated fair value of the identifiable net assets acquired on the acquisition date. Management finalized its purchase price allocation for the fair value of identifiable intangible assets, income taxes and the allocation of goodwill. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. Goodwill is not deductible for tax purposes. For the year ended October 31, 2023, Jimmy accounted for $4,660 in revenues and $203 in net loss. If the acquisition had been completed on November 1, 2022, the Company estimates it would have recorded an increase of $5,475 in revenues and a decrease of $531 in net loss for the year ended October 31, 2023.

B.	NuLeaf Naturals, LLC acquisition (prior year)

Total consideration	$
Common shares	35,527
35,527
Purchase price allocation
Cash	564
Accounts receivable	216
Other receivables	21
Inventory	2,058
Prepaid expenses	305
Property, plant and equipment	4,190
Right of use asset	3,144
Intangible assets - software	211
Intangible assets - brand	10,168
Goodwill	28,622
Accounts payable and accrued liabilities	(6,140)
Lease liabilities	(2,984)
Deferred tax liability	(3,122)
Non-controlling interest	(1,726)
35,527

On November 29, 2021, the Company closed the acquisition of 80% of the outstanding common shares of NuLeaf Naturals LLC. (“NuLeaf”). Pursuant to the terms of the Arrangement, the consideration was comprised of 4,429,809 common shares of High Tide, having an aggregate value of $35,527.

The acquisition agreement also includes a call and put option that could result in the Company acquiring the remaining 20% of common shares in NuLeaf not acquired upon initial acquisition. The Company analyzed the value in the call option and considers it to be at fair value, and therefore has no value related to the acquisition. As the put option is a contractual obligation, it gives rise to a financial liability calculated with reference to the agreement and is discounted to its present value at each reporting date using the discounted cash flow model. The initial obligation under the put option was recorded as a liability with the offset recorded as equity at its fair value at acquisition of $8,326 with an exercise date of May 29, 2023.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. The purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management finalized its purchase price allocation. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. For the year ended October 31, 2022, NuLeaf accounted for $15,657 in revenues and $518 in net income. If the acquisition had been completed on November 1, 2021, the Company estimates it would have recorded an increase of $1,474 in revenues and a decrease of $797 in net loss for the year ended October 31, 2022. The Company also incurred $89 in transaction costs for the year ended October 31, 2022, which have been expensed to finance and other costs during the period.

C.	Bud Room Inc. acquisition (prior year)

Total consideration	$
Common shares	3,738
Working Capital Adjustment	12
3,750
Purchase price allocation
Cash	63
Inventory	40
Prepaid expenses	31
Property and equipment	120
Right of use asset	200
Goodwill	3,707
Lease liability	(365)
Accounts payable and accrued liabilities	(46)
3,750

On February 9, 2022, the Company closed the acquisition of 100% of the outstanding common shares of Bud Room Inc. (“Bud Room”). Pursuant to the terms of the Arrangement, the consideration was comprised of 674,650 common shares of High Tide, having an aggregate value of $3,738 and working capital adjustment of $12, and acquired all rights to the customized Fastendr™ retail kiosk and smart locker technology and Bud Room’s retail cannabis store located at 1910 St. Laurent Blvd in Ottawa, Ontario.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. The purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. For the year ended October 31, 2022, Bud Room accounted for $2,305 in revenues and $186 in net income. If the acquisition had been completed on November 1, 2021, the Company estimates it would have recorded an increase of $611 in revenues and a decrease of $23 in net loss for the year ended October 31, 2022. The Company also incurred $30 in transaction costs for the year ended October 31, 2022, which have been expensed to finance and other costs during the period.

D.	2080791 Alberta Ltd. acquisition (prior year)

Total consideration	$
Cash	200
Common shares	2,203
2,403
Purchase price allocation
Cash	250
Inventory	182
Prepaid expenses	8
Property and equipment	161
Right of use asset	160
Goodwill	1,830
Accounts payable and accrued liabilities	(28)
Lease liability	(160)
2,403

On April 21, 2022, the Company closed the acquisition of 100% of the outstanding common shares of 2080791 Alberta Ltd. operating as Boreal Cannabis Company (“Boreal”) which operates two retail cannabis stores in Alberta. Pursuant to the terms of the Arrangement, the consideration was comprised of $200 in cash and 443,301 common shares of High Tide, having an aggregate value of $2,203.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. The initial purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. For the year ended October 31, 2022, Boreal accounted for $1,873 in revenues and $162 in net income. If the acquisition had been completed on November 1, 2021, the Company estimates it would have recorded an increase of $1,861 in revenues and a decrease of $132 in net loss for the year ended October 31, 2022. The Company also incurred $9 in transaction costs for the year ended October 31, 2022, which have been expensed to finance and other costs during the period.

E.	Crossroads Cannabis acquisition (prior year)

Total consideration	$
Common shares	2,189
2,189
Purchase price allocation
Cash	3
Inventory	284
Property and equipment	606
Right of use assets	751
Goodwill	1,296
Lease liabilities	(751)
2,189

On April 26, 2022, the Company closed the acquisition of three retail cannabis stores in Ontario operating as Crossroads Cannabis (“Crossroads”). Pursuant to the terms of the Arrangement, the consideration was comprised of 378,079 common shares of High Tide, having an aggregate value of $1,777. On May 17, the Company closed the acquisition of an additional retail cannabis store operating as Crossroads Cannabis, the consideration was comprised of 138,656 common shares of High Tide having an aggregate value of $412 for the total cash consideration of $2,189.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. The purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. For the year ended October 31, 2022, Crossroads accounted for $3,505 in revenues and $87 in net income. If the acquisition had been completed on November 1, 2021, the Company estimates it would have recorded an increase of $3,076 in revenues and a decrease of $132 in net loss for the year ended October 31, 2022. The Company also incurred $44 in transaction costs for the year ended October 31, 2022, which have been expensed to finance and other costs during the period.

F.	Ontario Lottery Winner acquisition (prior year)

Total consideration	$
Cash	176
Loan Receivable - Settlement	3,463
3,639
Purchase price allocation
Cash and cash equivalents	12
Inventory	426
Prepaid Expenses	2
Property and equipment	512
Goodwill	2,687
3,639

On May 10, 2022, the Company closed the acquisition of two Ontario Lottery Winner retail cannabis locations. On August 2, 2022, the Company completed its asset acquisition of the third store of the Ontario Lottery Winner retail cannabis location. Pursuant to the terms of the Arrangement, the consideration was comprised of $176 in cash and settlement of a $3,463 Loan Receivable.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. The purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. For the year ended October 31, 2022, Ontario Lottery Winner accounted for $4,254 in revenues and $55 in net income. If the acquisition had been completed on November 1, 2021, the Company estimates it would have recorded an increase of $6,427 in revenues and an increase of $152 in net loss for the year ended October 31, 2022. The Company also incurred $62 in transaction costs for the year ended October 31, 2022, which have been expensed to finance and other costs during the period.

G.	Bud Heaven acquisition (prior year)

Total consideration	$
Cash True-up Payable	992
Common Shares	1,986
2,978
Purchase price allocation
Cash	41
Inventory	102
Trade and other receivables	13
Prepaid Expenses	37
Property and equipment	240
Right-of-use-assets	250
Goodwill	2,657
Accounts payable and accrued liabilities	(112)
Lease Liabilities	(250)
2,978

On June 1, 2022, the Company acquired all of the issued and outstanding shares of Livonit Foods Inc. operating as Bud Heaven (“Bud Heaven”) which operates two retail cannabis stores in Ontario. The consideration was comprised of 564,092 Common Shares, having an aggregate value of $1,986 and cash of $992.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. The purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. For the year ended October 31, 2022, Bud Heaven accounted for $1,977 in revenues and $258 in net income. If the acquisition had been completed on November 1, 2021, the Company estimates it would have recorded an increase of $2,170 in revenues and a decrease of $419 in net loss for the year ended October 31, 2022. The Company also incurred $9 in transaction costs for the year ended October 31, 2022, which have been expensed to finance and other costs during the period.

H.	Kensington acquisition (prior year)

Total consideration	$
Cash	160
Loan Receivable - Settlement	523
683
Purchase price allocation
Cash	3
Inventory	21
Property and equipment	185
Goodwill	474
683

On June 4, 2022, the Company purchased a retail cannabis store location in Alberta (previously a franchisee). The consideration was comprised of $160 in cash and settlement of a $523 Loan Receivable.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. The purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. For the year ended October 31, 2022, Kensington accounted for $436 in revenues and $23 in net loss. If the acquisition had been completed on November 1, 2021, the Company estimates it would have recorded an increase of $447 in revenues and an increase of $156 in net loss for the year ended October 31, 2022. The Company also incurred $7 in transaction costs for the year ended October 31, 2022, which have been expensed to finance and other costs during the period.

I.	Halo Kushbar acquisition (prior year)

Total consideration	$
Note Receivable - Settled	810
Working Capital Adjustment	109
919
Purchase price allocation
Cash	160
Trade and other receivables	37
Inventory	205
Prepaid Expenses	14
Property and equipment	530
Right-of-use assets	718
Accounts payable and accrued liabilities	(27)
Lease liabilities	(718)
919

On July 15, 2022, The Company took control of the shares of Halo Kushbar Retail Inc (“Halo Kushbar”), which owns three operating cannabis retail stores in Alberta.  The consideration received was the settlement of a convertible promissory note that was revalued to a principal amount of $810 (the “Note”) and working capital adjustment of $109.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. The purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. For the year ended October 31, 2022, Halo Kushbar accounted for $1,164 in revenues and $42 in net income. If the acquisition had been completed on November 1, 2021, the Company estimates it would have recorded an increase of $2,213 in revenues and an increase of $10 in net loss for the year ended October 31, 2022. The Company also incurred $16 in transaction costs for the year ended October 31, 2022, which have been expensed to finance and other costs during the period.

J.	Choom acquisition (prior year)

Total consideration	$
Cash	100
Common Shares	3,940
4,040
Purchase price allocation
Inventory	190
Property and equipment	962
Right-of-use assets	2,520
Goodwill	2,861
Intangible Asset - Business Licenses Rights	27
Lease liabilities	(2,520)
4,040

On August 2, 2022, the Company closed the acquisition of assets of Choom stores located in Alberta and British Columbia. On August 25, 2022, the Company closed the acquisition of assets of a Choom store located in Ontario. The consideration was comprised of 2,147,023 common shares of the Company having an aggregate value of $3,940 and $100 cash.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. The purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. For the year ended October 31, 2022, Choom accounted for $2,443 in revenues and $132 in net loss. If the acquisition had been completed on November 1, 2021, the Company estimates it would have recorded an increase of $5,429 in revenues and a decrease of $659 in net loss for the year ended October 31, 2022. The Company also incurred $40 in transaction costs for the year ended October 31, 2022, which have been expensed to finance and other costs during the period.